CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	$ 443,570,627	¥ 3,088,049,995	¥ 3,540,600,044	¥ 1,786,935,193
Operating costs and expenses:
Origination and servicing	234,827,551	1,634,822,450	1,185,937,128	760,143,348
General and administrative	32,675,712	227,481,772	220,023,783	98,236,038
Sales and marketing	14,817,664	103,157,613	205,725,801	76,584,015
Provision for contingent guarantee liabilities	1,112,868	7,747,561	216,363,770	182,578,676
Provision for accounts receivable and contract assets	34,644,319	241,186,823	396,996,410	167,700,495
Income from operations	116,719,798	812,579,891	1,275,205,277	501,692,621
Interest income, net	2,784,621	19,385,973	4,224,817	3,632,860
Foreign exchange gain (loss)	88,540	616,395	9,677	(478,590)
Investment income (loss), net	(1,801,011)	(12,538,280)		1,500,000
Change in fair value of financial guarantee derivative	(35,389,099)	(246,371,828)	(200,971,302)	(18,110,752)
Fair value adjustments related to Consolidated Trusts	(9,216,371)	(64,162,533)	(12,358,626)	9,750,565
Other income (loss), net	3,746,268	26,080,766	(5,904,176)	89,690
Income before income taxes and gain (loss) from equity in affiliates	95,365,488	663,915,450	1,084,922,919	478,575,264
Income tax benefit (expense)	(13,373,358)	(93,102,643)	209,921,188	138,248,227
Gain (loss) from equity in affiliates, net of tax	2,507,670	17,457,899	8,055,105	(832,385)
Net income	111,246,516	774,475,992	883,056,836	339,494,652
Less: net gain (loss) attributable to non-controlling interests	28,709	199,863	(55,057)	(780,350)
Net income attributable to X Financial	$ 111,217,807	¥ 774,276,129	¥ 883,111,893	¥ 340,275,002
Net income per share-basic | (per share)	$ 0.35	¥ 2.47	¥ 3.08	¥ 1.30
Weighted average number of ordinary shares outstanding-basic	313,757,887	313,757,887	286,588,402	261,219,657
Net income (loss) per share-diluted (In dollars per share) | (per share)	$ 0.35	¥ 2.42	¥ 2.91	¥ 1.22
Weighted average number of ordinary shares outstanding-diluted (In shares)	319,747,392	319,747,392	303,984,284	279,710,804
Net income	$ 111,246,516	¥ 774,475,992	¥ 883,056,836	¥ 339,494,652
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	2,098,027	14,606,045	19,045,117	(24,463,956)
Comprehensive income	113,344,543	789,082,037	902,101,953	315,030,696
Less: comprehensive loss attributable to non-controlling interests	28,709	199,863	(55,057)	(780,350)
Comprehensive income attributable to X Financial	113,315,834	788,882,174	902,157,010	315,811,046
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses:
Provision for loan receivable	5,407,114	37,643,244
Total operating expenses	326,850,829	2,275,470,104	2,265,394,767	1,285,242,572
Xiaoying Housing Loan
Net revenues
Total net revenue	152,812	1,063,849	24,972,178	104,985,946
Operating costs and expenses:
Provision for loan receivable	3,365,601	23,430,641	40,347,875
Loan facilitation service | Direct Model
Net revenues
Total net revenue	285,271,530	1,986,003,343	2,957,571,967	1,231,054,733
Loan facilitation service | Direct Model | Xiaoying Housing Loan
Net revenues
Total net revenue	83,110	578,598	5,780,118
Loan facilitation service | Intermediary Model
Net revenues
Total net revenue	34,311,105	238,867,054	228,272,373	302,614,463
Loan facilitation service | Intermediary Model | Xiaoying Housing Loan
Net revenues
Total net revenue	12,673	88,225	1,247,846	16,573,570
Post-origination service
Net revenues
Total net revenue	47,501,395	330,695,212	131,243,431	50,326,664
Post-origination service | Xiaoying Housing Loan
Net revenues
Total net revenue	19,015	132,382	463,129	278,234
Financing income
Net revenues
Total net revenue	58,663,104	408,400,792	76,103,961	130,740,149
Financing income | Xiaoying Housing Loan
Net revenues
Total net revenue | ¥			8,290,828	66,723,545
Other revenue
Net revenues
Total net revenue	17,823,493	124,083,594	147,408,312	72,199,184
Other revenue | Xiaoying Housing Loan
Net revenues
Total net revenue	$ 38,014	¥ 264,644	¥ 9,190,257	¥ 21,410,597